Bank Loans (Details) - Schedule of Short-Term Bank Loans - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Short-term loans:
Subtotal		$ 3,971,702	$ 3,433,810
Total			1,254,087
Subtotal		$ 1,158,413	358,311
Xiamen Bank [Member]
Short-term loans:
Annual Interest Rate	[1]	5.22%
Maturities	[1]	Jun. 16, 2023
Subtotal	[1]		447,888
Xiamen Bank one [Member]
Short-term loans:
Annual Interest Rate	[1]	5.22%
Maturities	[1]	Jun. 16, 2023
Subtotal	[1]		298,592
Bank of China Ltd. [Member]
Short-term loans:
Annual Interest Rate	[2]	4.25%
Maturities	[2]	May 24, 2024
Subtotal	[2]	$ 979,135
Industrial Bank Co. Ltd [Member]
Short-term loans:
Annual Interest Rate	[3]	4.80%
Maturities	[3]	Dec. 20, 2022
Subtotal	[3]		1,492,960
Bank of China Ltd One [Member]
Short-term loans:
Annual Interest Rate	[2]	4.70%
Maturities	[2]	Jun. 01, 2023
Subtotal	[2]		1,194,370
Industrial Bank Co., Ltd One [Member]
Short-term loans:
Annual Interest Rate	[3]	4.80%
Maturities	[3]	Dec. 07, 2023
Subtotal	[3]	$ 1,379,063
China Merchants Bank [Member]
Short-term loans:
Annual Interest Rate	[4]	4.93%
Maturities	[4]	Mar. 29, 2024
Subtotal	[4]	$ 372,347
Xiamen Bank Two [Member]
Short-term loans:
Annual Interest Rate	[1]	4.00%
Maturities	[1]	Jun. 25, 2024
Subtotal	[1]	$ 551,625
Industrial and Commercial Bank [Member]
Short-term loans:
Annual Interest Rate	[5]	3.65%
Maturities	[5]	Sep. 23, 2023
Subtotal	[5]	$ 689,532
Bank of China Ltd Two [Member]
Short-term loans:
Annual Interest Rate	[2]	3.80%
Maturities	[2]	Nov. 26, 2023
Subtotal	[2]	$ 330,975	89,579
Bank of China Ltd Three [Member]
Short-term loans:
Annual Interest Rate	[2]	4.15%
Maturities	[2]	Dec. 29, 2023
Subtotal	[2]	$ 772,275	209,014
Bank of China Ltd Four [Member]
Short-term loans:
Annual Interest Rate	[2]	5.10%
Maturities	[2]	Apr. 15, 2024
Subtotal	[2]	$ 55,163	$ 59,718
Bank of China Ltd Five [Member]
Short-term loans:
Annual Interest Rate	[2]		3.80%
Maturities	[2]		Nov. 26, 2023
Subtotal	[2]		$ 313,522
Bank of China Ltd Six [Member]
Short-term loans:
Annual Interest Rate	[2]		4.15%
Maturities	[2]		Dec. 29, 2023
Subtotal	[2]		$ 731,551
Bank of China Ltd Seven [Member]
Short-term loans:
Annual Interest Rate	[2]		5.10%
Maturities	[2]		Apr. 15, 2024
Subtotal	[2]		$ 209,014

[1]	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.
[2]	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company and Pop Culture.
[3]	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.
[4]	The loan was guaranteed by Mr. Zhuoqin Huang.
[5]	The loan was guaranteed by Pop Culture.